Insurance contracts (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of types of insurance contracts [line items]
Summary of Sensitivity Analysis of Net Result and Shareholders' Equity to Changes in Various Underwriting Risks
Sensitivity analysis of net result and shareholders’ equity to changes in various underwriting risks

	2022 1)		2021 1)
Estimated approximate effect	On shareholders’ equity	On net result	On shareholders’ equity	On net result
20% increase in lapse rates	(1)	1	108	109
20% decrease in lapse rates	(12)	(16)	(110)	(115)
5% increase in mortality rates	(140)	(147)	340	295
5% decrease in mortality rates	(50)	(46)	(434)	(378)
10% increase in morbidity rates	(389)	(394)	(292)	(284)
10% decrease in morbidity rates	108	109	178	175

Summary of Insurance Contracts for General Account

	2022	2021
Life insurance	75,084	110,691
Non-life insurance
- Unearned premiums and unexpired risks	6,181	6,548
- Outstanding claims	1,683	2,247
- Incurred but not reported claims	460	816
Incoming reinsurance	3,901	4,120
At December 31	87,309	124,422
The decrease in Insurance contracts for general account in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

	2022	2021
Non-life insurance:
- Accident and health insurance	8,324	9,374
- General insurance	-	237
Total non-life insurance	8,324	9,611

Movements during the year in life insurance:	2022	2021
At January 1	110,691	109,062
Disposals	(576)	-
Portfolio transfers and acquisitions	(18)	(26)
Gross premium and deposits – existing and new business	6,070	6,033
Unwind of discount / interest credited	3,593	4,037
Insurance liabilities released	(10,364)	(9,490)
Changes in valuation of expected future benefits	(2,840)	(1,635)
Loss recognized as a result of liability adequacy testing	(2,239)	(236)
Shadow accounting adjustments	(3,352)	(1,821)
Net exchange differences	4,338	4,713
Transfer (to) / from reinsurance assets	273	36
Transfers to disposal groups	(30,491)	-
Other	-	17
At December 31	75,084	110,691

Summary of Movements in Insurance

Movements during the year in non-life insurance:	2022	2021
At January 1	9,611	9,118
Disposals	(115)	(25)
Portfolio transfers and acquisitions	-	1
Gross premiums – existing and new business	1,310	1,508
Unwind of discount / interest credited	536	479
Insurance liabilities released	(1,198)	(992)
Changes in valuation of expected future claims	41	(36)
Change in unearned premiums	(488)	(731)
Change in unexpired risks	-	-
Incurred related to current year	642	670
Incurred related to prior years	262	267
Release for claims settled current year	(211)	(269)
Release for claims settled prior years	(822)	(757)
Shadow accounting adjustments	(734)	(153)
Change in IBNR	(98)	(59)
Net exchange differences	550	592
Transfers to disposal groups	(961)	-
Other	-	(1)
At December 31	8,324	9,611

Movements during the year in incoming reinsurance:	2022	2021
At January 1	4,120	3,965
Gross premium and deposits – existing and new business	1,142	1,276
Unwind of discount / interest credited	199	192
Insurance liabilities released	(1,885)	(1,562)
Changes in valuation of expected future benefits	91	(36)
Shadow accounting adjustments	(30)	(7)
Loss recognized as a result of liability adequacy	(11)	(3)
Net exchange differences	276	296
Other	(2)	(1)
At December 31	3,901	4,120
34.3 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2022	2021
At January 1	149,323	135,441
Disposal of a business	(192)	-
Portfolio transfers and acquisitions	(73)	(547)
Gross premium and deposits – existing and new business	4,831	5,532
Unwind of discount / interest credited	(24,402)	14,994
Insurance liabilities released	(10,190)	(13,199)
Fund charges released	(1,681)	(1,680)
Changes in valuation of expected future benefits	(1,121)	(145)
Transfer (to) / from insurance contracts	(284)	783
Net exchange differences	3,773	8,144
Transfers to disposal groups	(19,577)	-
Other	-	1
At December 31	100,409	149,323

Insurances Contracts [Member]
Disclosure of types of insurance contracts [line items]
Summary of Movements in Insurance

Sensitivity analysis of net result and shareholders’ equity	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity
2022 1)
Shift up 50 basis points - Bond credit spreads	(237)	(1,463)
Shift down 50 basis points - Bond credit spreads	233	1,567
Shift up 50 basis points - Mortgage spreads	(314)	(280)
Shift down 50 basis points - Mortgage spreads	156	190
Shift up 5 basis points - Liquidity premium	97	129
Shift down 5 basis points - Liquidity premium	(77)	(42)

2021 1)
Shift up 50 basis points - Bond credit spreads	(192)	(2,418)
Shift down 50 basis points - Bond credit spreads	169	2,387
Shift up 50 basis points - Mortgage spreads	(444)	(401)
Shift down 50 basis points - Mortgage spreads	452	496
Shift up 5 basis points - Liquidity premium	136	178
Shift down 5 basis points - Liquidity premium	(148)	(104)
1	Includes the approximate effects of the disposal group